The Brinsmere Fund - Conservative ETF
Schedule of Investments
December 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%	Shares	Value
Alternatives - 1.9%
iMGP DBi Managed Futures Strategy ETF	235,090	$6,596,625

Commodities - 2.1%
SPDR Gold MiniShares Trust (a)	83,690	7,144,615

Commodities Broad Basket - 1.3%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	234,821	4,586,054

Domestic Equity - 23.6%
Invesco QQQ Trust Series 1	12,265	7,534,512
State Street Real Estate Select Sector SPDR ETF	98,519	3,975,242
State Street SPDR Portfolio S&P 400 Mid Cap ETF	108,940	6,308,715
State Street SPDR Portfolio S&P 500 ETF	343,916	27,588,942
State Street SPDR Portfolio S&P 600 Small Cap ETF	67,467	3,161,504
Vanguard Growth ETF	25,935	12,652,649
Vanguard Mega Cap Growth ETF	13,637	5,628,944
Vanguard Value ETF	77,809	14,860,741
		81,711,249

Domestic Fixed Income - 50.6%
iShares 7-10 Year Treasury Bond ETF	123,085	11,835,854
iShares MBS ETF	178,214	16,969,537
Vanguard High Dividend Yield ETF	45,960	6,596,179
Vanguard Intermediate-Term Bond ETF	197,810	15,405,443
Vanguard Intermediate-Term Corporate Bond ETF	240,039	20,103,266
Vanguard Short-Term Bond ETF	474,571	37,400,941
Vanguard Short-Term Treasury ETF	1,138,833	66,883,662
		175,194,882

Foreign Equity - 20.4%
Columbia EM Core ex-China ETF	216,497	8,304,825
iShares China Large-Cap ETF	94,075	3,602,132
Vanguard FTSE Emerging Markets ETF	80,942	4,351,442
Vanguard FTSE Europe ETF	102,403	8,561,915
Vanguard FTSE Pacific ETF	92,994	8,406,657
Vanguard Total International Stock ETF	492,229	37,133,756
		70,360,727
TOTAL EXCHANGE TRADED FUNDS (Cost $320,252,616)		345,594,152

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.7%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (b)	6,034,318	6,034,318
TOTAL MONEY MARKET FUNDS (Cost $6,034,318)		6,034,318

TOTAL INVESTMENTS - 101.6% (Cost $326,286,934)		351,628,470
Liabilities in Excess of Other Assets - (1.6)%		(5,516,052)
TOTAL NET ASSETS - 100.0%		$346,112,418

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

The Brinsmere Fund - Conservative ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$345,594,152	$–	$–	$345,594,152
Money Market Funds	6,034,318	–	–	6,034,318
Total Investments	$351,628,470	$–	$–	$351,628,470

Refer to the Schedule of Investments for further disaggregation of investment categories.